SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross	$ 16,953			$ 16,953		$ 16,953
Goodwill, Gross	1,585	[1]		1,585	[1]	1,585
Accumulated amortization	(4,788)			(4,678)		(4,240)
Net carrying amount	12,165			12,275		12,713
Goodwill	1,585			1,585		1,585
Amortization expense	(110)		$ (110)	(438)		(438)
Bed Licenses Included in Property and Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	14,276	[2]		14,276	[3]	14,276	[3]
Accumulated amortization	(4,686)	[2]		(4,583)	[3]	(4,168)	[3]
Net carrying amount	9,590	[2]		9,693	[3]	10,108	[3]
Amortization expense	(104)		(104)			(414)	[3]
Bed Licenses Separable [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	2,471	[1]		2,471	[1]	2,471
Accumulated amortization		[1]			[1]
Net carrying amount	2,471	[1]		2,471	[1]	2,471
Amortization expense
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	206			206		206
Accumulated amortization	(102)			(96)		(72)
Net carrying amount	104			$ 110		134
Amortization expense	$ (6)		$ (6)			$ (24)

[1]	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.
[2]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).
[3]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).